Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net
Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2023	As of December 31, 2022
	As Restated	As Restated

Buildings	$6,552,833	$6,452,898
Office equipment	646,830	606,891
Operation equipment	1,522,831	1,532,213
Subtotal	8,722,494	8,592,002
Less: accumulated depreciation	(2,396,125)	(2,141,898)
Total	$6,326,369	$6,450,104

Depreciation expense for the years ended December 31, 2023, 2022 and 2021 amounted to
$248,146, $174,440 and $207,760, respectively.